SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
Summary of the Group's nonvested restricted stock activity

		Weighted Average Grant
	Number of Restricted	Date
	Stocks	Fair Value
		US$
Nonvested restricted stocks outstanding at January 1, 2022	53,696,490	1.20
Granted	39,153,240	2.53
Forfeited	(2,157,320)	1.41
Vested	(9,462,340)	1.40
Adjusted for performance conditions	(4,290,920)	0.63
Nonvested restricted stocks outstanding at December 31, 2022	76,939,150	1.88

Schedule of share-based compensation expense recognized

	Years Ended December 31,
	2020	2021	2022
Hotel operating costs	42	39	33
Selling and marketing expenses	4	4	4
General and administrative expenses	76	66	50
Total	122	109	87